Exhibit 99.1

World Omni Auto Receivables Trust 2020-C

Monthly Servicer Certificate

October 31, 2020

Dates Covered
Collections Period	10/01/20 - 10/31/20
Interest Accrual Period	10/15/20 - 11/15/20
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/20	1,192,616,599.48	44,895
Yield Supplement Overcollateralization Amount 09/30/20	49,006,820.29	0
Receivables Balance 09/30/20	1,241,623,419.77	44,895
Principal Payments	33,354,766.50	523
Defaulted Receivables	281,062.01	9
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/20	47,020,107.70	0
Pool Balance at 10/31/20	1,160,967,483.56	44,363

Pool Statistics	$ Amount	# of Accounts
Pool Factor	91.62%
Prepayment ABS Speed	1.22%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	3,947,145.55	152
Past Due 61-90 days	941,614.69	37
Past Due 91-120 days	204,046.42	9
Past Due 121+ days	0.00	0
Total	5,092,806.66	198

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.42%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.09%
Delinquency Trigger Occurred	NO

Recoveries	126,775.71
Aggregate Net Losses/(Gains) - October 2020	154,286.30
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.15%
Prior Net Losses Ratio	0.06%
Second Prior Net Losses Ratio	0.01%
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.02%

Overcollateralization Target Amount	13,351,126.06
Actual Overcollateralization	13,351,126.06
Weighted Average APR	4.08%
Weighted Average APR, Yield Adjusted	5.76%
Weighted Average Remaining Term	62.18

Flow of Funds	$ Amount

Collections	37,639,068.25
Investment Earnings on Cash Accounts	1,917.05
Servicing Fee(1)	(1,034,686.18)
Transfer to Collection Account	-
Available Funds	36,606,299.12

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	380,772.78
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	17,934,025.03
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	13,351,126.06
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,891,099.50
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	36,606,299.12

Servicing Fee	1,034,686.18
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 10/15/20	1,178,901,508.59
Principal Paid	31,285,151.09
Note Balance @ 11/16/20	1,147,616,357.50

Class A-1
Note Balance @ 10/15/20	133,161,508.59
Principal Paid	31,285,151.09
Note Balance @ 11/16/20	101,876,357.50
Note Factor @ 11/16/20	48.5125512%

Class A-2
Note Balance @ 10/15/20	467,740,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	467,740,000.00
Note Factor @ 11/16/20	100.0000000%

Class A-3
Note Balance @ 10/15/20	416,710,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	416,710,000.00
Note Factor @ 11/16/20	100.0000000%

Class A-4
Note Balance @ 10/15/20	104,620,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	104,620,000.00
Note Factor @ 11/16/20	100.0000000%

Class B
Note Balance @ 10/15/20	37,770,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	37,770,000.00
Note Factor @ 11/16/20	100.0000000%

Class C
Note Balance @ 10/15/20	18,900,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	18,900,000.00
Note Factor @ 11/16/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	430,048.53
Total Principal Paid	31,285,151.09
Total Paid	31,715,199.62

Class A-1
Coupon	0.20684%
Interest Paid	24,482.78
Principal Paid	31,285,151.09
Total Paid to A-1 Holders	31,309,633.87

Class A-2
Coupon	0.35000%
Interest Paid	136,424.17
Principal Paid	0.00
Total Paid to A-2 Holders	136,424.17

Class A-3
Coupon	0.48000%
Interest Paid	166,684.00
Principal Paid	0.00
Total Paid to A-3 Holders	166,684.00

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3424662
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.9137171
Total Distribution Amount	25.2561833

A-1 Interest Distribution Amount	0.1165847
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	148.9769100
Total A-1 Distribution Amount	149.0934947

A-2 Interest Distribution Amount	0.2916667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.2916667

A-3 Interest Distribution Amount	0.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4000000

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	573.24
Noteholders' Principal Distributable Amount	426.76

Account Balances	$ Amount

Reserve Account
Balance as of 10/15/20	12,588,844.52
Investment Earnings	1,599.49
Investment Earnings Paid	(1,599.49)
Deposit/(Withdrawal)	-
Balance as of 11/16/20	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$2,855,375.16	$2,301,222.39	$1,201,560.85
Number of Extensions	97	81	40
Ratio of extensions to Beginning of Period Receivables Balance	0.23%	0.18%	0.09%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.